UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-8002
                                      ------------------------

                            KOREA EQUITY FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                               Hiroshi Terasaki
                            Korea Equity Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:   October 31, 2004
                         -------------------

Date of reporting period:  May 1, 2005 - July 31, 2005
                           ---------------------------

Item 1.  Schedule of Investments



                                                      KOREA EQUITY FUND, INC.
                                                     SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2005

                                                                                                                             % of
                                                                                                 Market      Unrealized       Net
                                                                         Shares       Cost        Value    Gain or Loss    Assets
                                                                         ------       ----       ------    ------------    ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis.........................................................   31,750     $909,058   $2,327,030   $1,417,972       3.4
 Automotive service components
Hyundai Motor Co., Ltd................................................   50,700    1,487,846    3,522,692    2,034,846       5.2
 Passenger cars, trucks, autoparts, and commercial vehicles
Kia Motors............................................................  128,500    1,176,589    1,971,514      794,925       2.9
                                                                                  ----------   ----------     --------       ---
 Automobiles and autoparts
Total Automotive Equipment and Parts ..........................................    3,573,493    7,821,236    4,247,743      11.5
                                                                                   =========    =========    =========      ====

Banking and Financial Services
Daewoo Securities Co., Ltd............................................  188,000    1,939,388    2,002,541       63,153       3.0
 Financial institution
Daishin Securities Co., Ltd...........................................   37,200      499,384      550,748       51,364       0.8
 Securities trading, brokerage, and underwriting services
Hana Bank..............................................................  53,400    1,141,815    1,703,811      561,996       2.5
 Commercial bank
Industrial Bank of Korea...............................................  40,000      298,938      439,754      140,816       0.7
 Commercial bank
Kookmin Bank...........................................................  42,408    1,719,234    2,258,610      539,376       3.3
 Commercial bank
Korea Exchange Bank.................................................... 204,000    1,787,486    1,993,550      206,064       2.9
 Commercial bank
Shinhan Financial Group Co., Ltd.......................................  48,500      914,394    1,476,376      561,982       2.1
 Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd........................................  50,000      431,248      618,098      186,850       0.9
                                                                                    --------     --------     --------       ---
 Diversified finance services
Total Banking and Financial Services...........................................    8,731,887   11,043,488    2,311,601      16.2
                                                                                   =========   ==========    =========      ====

Consumer Electronics
LG Electronics Inc.....................................................  42,900    2,447,482    2,792,084      344,602       4.1
 Digital display equipment
LG. Philips LCD Co., Ltd...............................................  18,300      885,425      850,352      (35,073)      1.3
 Digital display equipment
Samsung Electronics Co., Ltd...........................................  18,958    4,306,844   10,467,380    6,160,536      15.4
                                                                                  ----------  -----------   ----------      ----
 Consumer electronics, computers, and telecommunications
Total Consumer Electronics.....................................................    7,639,751   14,109,816    6,470,065      20.8
                                                                                  ==========  ===========   ==========      ====

Electrical Machinery
Samsung Corporation....................................................  32,000      455,609      506,596       50,987       0.8
                                                                                    --------     --------      -------       ---
 Import/Export
Total Electrical Machinery.....................................................      455,609      506,596       50,987       0.8
                                                                                    ========     ========      =======       ===

Food and Beverages
Binggrae Co., Ltd......................................................  18,530      497,458      760,539      263,081       1.2
 Dairy products
Nong Shim Co., Ltd.....................................................   8,523      621,198    2,473,694    1,852,496       3.6
 Instant noodles
Orion Corp.............................................................  13,600      889,700    1,966,970    1,077,270       2.9
                                                                                    --------   ----------   ----------       ---
 Snacks distributor
Total Food and Beverages.......................................................    2,008,356    5,201,203    3,192,847       7.7
                                                                                  ==========   ==========   ==========       ===

Iron and Steel
POSCO..................................................................  18,750    2,091,624    3,756,230    1,664,606       5.5
                                                                                   ---------   ----------   ----------       ---
 Hot and cold rolled steel products
Total Iron and Steel...........................................................    2,091,624    3,756,230    1,664,606       5.5
                                                                                  ==========   ==========   ==========       ===




                                                      KOREA EQUITY FUND, INC.
                                                     SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2005

                                                                                                                             % of
                                                                                                 Market      Unrealized       Net
                                                                         Shares       Cost        Value    Gain or Loss    Assets
                                                                         ------       ----       ------    ------------    ------
Miscellaneous Manufacturing
Hanjin Heavy Industries & Construction Co., Ltd........................ 134,130   $1,869,982   $2,359,367     $489,385       3.5
 Constructs roadways, bridges, ports, industrial plants, and buildings
KT&G Corp. ............................................................  21,500      540,456      867,732      327,276       1.2
KT&G Corp. - 144A GDR*.................................................  80,000      933,845    1,608,000      674,155       2.4
                                                                                    --------   ----------     --------       ---
 Cigarettes and other tobacco products
Total Miscellaneous Manufacturing..............................................    3,344,283    4,835,099    1,490,816       7.1
                                                                                  ==========   ==========   ==========      ===

Oil and Gas
SK Corporation.........................................................  21,820    1,245,876    1,078,952     (166,924)      1.6
 Refines, markets, and distributes oil
S-Oil Corporation......................................................  23,000    1,116,343    1,757,647      641,304       2.6
                                                                                  ----------   ----------     --------       ---
 Petroleum and related products
Total Oil and Gas..............................................................    2,362,219    2,836,599      474,380       4.2
                                                                                  ==========   ==========     ========       ===

Retail
Hyundai Department Store Co., Ltd......................................   9,700      460,443      515,665       55,222       0.7
 Major department store
Shinsegae Co., Ltd.....................................................   6,660    1,426,328    2,365,787      939,459       3.5
                                                                                  ----------   ----------     --------       ---
 Department store chain
Total Retail...................................................................    1,886,771    2,881,452      994,681       4.2
                                                                                   =========    =========      =======       ===

Services
Cheil Communications Inc...............................................   2,500      424,203      488,615       64,412       0.7
 Advertising
Daelim Industrial Co., Ltd.............................................  14,500      540,826      892,700      351,874       1.3
 Civil engineering, architectural and plant construction
GS Engineering & Construction Corp.....................................  30,000      669,458    1,141,894      472,436       1.7
 Contracts civil engineering and achitectural works
Hyundai Engineering & Construction Co., Ltd.                             64,000    1,781,550    1,913,808      132,258       2.8
 General construction company
LG Corp................................................................  48,000    1,324,353    1,315,743       (8,610)      2.0
 Holding company
Samsung Fire & Marine Insurance Co., Ltd...............................  13,500      857,966    1,224,274      366,308       1.8
                                                                                    --------   ----------     --------       ---
 Non-life insurance
Total Services.................................................................    5,598,356    6,977,034    1,378,678      10.3
                                                                                   =========    =========    =========      ====
Telecommunications
SK Telecom Co., Ltd....................................................   7,860    1,425,754    1,505,482       79,728       2.2
                                                                                   ---------    ---------       -------      ---
 Mobile telecommunications and paging services
Total Telecommunications.......................................................    1,425,754    1,505,482       79,728       2.2
                                                                                   =========    =========       ======       ===

Utilities
Korea Electric Power Corp..............................................  33,000      775,556    1,151,275      375,719       1.7
                                                                                    --------   ----------     --------       ---
 Power supplier
Total Utilities................................................................      775,556    1,151,275      375,719       1.7
                                                                                    ========   ==========     ========       ===

KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd. PFD............................................  11,900      209,982      529,122      319,140       0.8
 Passenger cars, trucks, autoparts, and commercial vehicles

Consumer Electronics
Samsung Electronics Co., Ltd  PFD+.....................................   6,420    1,308,514    2,421,695    1,113,181       3.6
                                                                                  ----------   ----------   ----------       ---
 Consumer electronics, computers, and telecommunications
TOTAL KOREAN PREFERRED STOCKS..................................................   $1,518,496   $2,950,817   $1,432,321       4.3
                                                                                  ----------   ----------   ----------       ---


TOTAL KOREAN COMMON STOCKS.....................................................  $41,412,155  $65,576,327  $24,164,172      96.5
                                                                                 -----------  -----------  -----------      ----

TOTAL INVESTMENTS..............................................................  $41,412,155  $65,576,327  $24,164,172      96.5
                                                                                 -----------  -----------  -----------      ----




                                                      KOREA EQUITY FUND, INC.
                                                     SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2005



OTHER ASSETS LESS LIABILITIES, NET.............................................                $2,354,098                    3.5
                                                                                              -----------                    ---

NET ASSETS.....................................................................               $67,930,425                  100.0
                                                                                              ===========                  =====

 + Non-Income Producing Security
 * Restricted Security
 **Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost is $24,374,779. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value is $210,607.


                                  Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2005.

                                  Korean won      KRW     1,023.30  =  $1.00



Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.



By:      /s/ Hiroshi Terasaki
         --------------------
         Hiroshi Terasaki, President
         (Principal Executive Officer)

Date:    September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:      /s/ Rita Chopra-Brathwaite
         --------------------------
         Rita Chopra-Brathwaite, Treasurer
         (Principal Financial Officer)

Date:    September 30, 2005